UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515
Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)
Stefanie V. Chang Yu, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	800-869-6397

Date of fiscal year end:	10/31

Date of reporting period:	7/1/10 – 6/30/11

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06515
Reporting Period: 07/01/2010 - 06/30/2011
Morgan Stanley Flexible Income Trust

===================== MORGAN STANLEY FLEXIBLE INCOME TRUST =====================

ORBCOMM INC.

Ticker:       ORBC           Security ID:  68555P100
Meeting Date: APR 28, 2011   Meeting Type: Annual
Record Date:  MAR 23, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Marc J. Eisenberg        For       For          Management
1.2   Elect Director Timothy Kelleher         For       For          Management
1.3   Elect Director John Major               For       For          Management
2     Ratify Auditors                         For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management
4     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106
Meeting Date: JUN 15, 2011   Meeting Type: Annual
Record Date:  APR 20, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carl C. Icahn            For       For          Management
1.2   Elect Director Vincent J. Intrieri      For       Withhold     Management
1.3   Elect Director David S. Schechter       For       For          Management
1.4   Elect Director Daniel A. Ninivaggi      For       For          Management
1.5   Elect Director Robert L. Knauss         For       For          Management
1.6   Elect Director Fredrik C. Gradin        For       For          Management
1.7   Elect Director Harold First             For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley Flexible Income Trust

By (Signature and Title)*	/s/ Arthur Lev
Arthur Lev President and Principal Executive Officer

Date	August 25, 2011
* Print the name and title of each signing officer under his or her signature.